Share Capital - Reconciliation of changes in shares (Details) - shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Class A ordinary shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	44,495,400	41,810,877
New shares issued in relation to exercise of options (in shares)	488,230	572,195
Cancellation of shares (in shares)	(3,310,791)
Number of shares issued through acquisition of subsidiary, equity (in shares)		708,248
Shares converted from Class B to Class A (in shares)	991,239	1,404,080
Number of shares outstanding at end of period (in shares)	42,664,078	44,495,400
Class B ordinary shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	14,536,032	15,940,112
New shares issued in relation to exercise of options (in shares)	0	0
Cancellation of shares (in shares)	0
Number of shares issued through acquisition of subsidiary, equity (in shares)		0
Shares converted from Class B to Class A (in shares)	(991,239)	(1,404,080)
Number of shares outstanding at end of period (in shares)	13,544,793	14,536,032